Related party transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
GE
AerCap completed the acquisition of GE Capital Aviation Services (“GECAS”) from GE (“the GECAS Transaction”) on November 1, 2021 (the “Closing Date”). Immediately following the completion of the GECAS Transaction, GE held approximately 46% of AerCap’s issued and outstanding ordinary shares. Consequently, GE became a related party on the Closing Date of the GECAS Transaction. We may purchase, sell or lease flight equipment from/to GE.
On March 13, 2023, we announced the completion of an underwritten secondary offering (the “Secondary Offering”) of 23,000,000 AerCap ordinary shares by GE at a price to the public of $58.50 per ordinary share, and completed the repurchase of 8,788,890 of our ordinary shares from GE for $500 million. During the three months ended June 30, 2023, we repurchased an aggregate of 1,512,926 of our ordinary shares from GE at an average price of $58.96 per ordinary share. Refer to Note 16—Equity for further details.
As of June 30, 2023, GE held approximately 33.6% of our issued and outstanding ordinary shares.
The following table presents amounts recognized in respect of our purchases, sales and leasing of flight equipment from/to GE for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
	(U.S. Dollars in millions)
Purchases from GE	$66	$12	$119	$16
Sales to GE	10	11	24	11
Rental income from engines on lease to GE	39	35	79	67
As of June 30, 2023, AerCap had an outstanding payable balance of $14 million and a receivable balance of $3 million with GE. As of December 31, 2022, AerCap had an outstanding payable balance of $9 million with GE.
Equity Method Investments
SES
SES is a 50% joint venture and is considered a related party. During the three and six months ended June 30, 2023, we recognized lease rental income from SES of $34 million and $62 million, respectively. During the three and six months ended June 30, 2022, we recognized lease rental income from SES of $18 million and $35 million, respectively.
Other related parties
The following table presents amounts received from other related parties as detailed in Note 9—Associated companies for management fees and dividends for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Management fees and other	$2,571	$3,875	$5,580	$9,190
Dividends	5,310	18,852	7,823	26,010
	$7,881	$22,727	$13,403	$35,200